Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	MamaMancini's Holdings, Inc.
Entity Central Index Key	0001520358
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2012